Supplement to the
Fidelity® Large Cap Growth Fund,
Fidelity Large Cap
Value Fund,
Fidelity Mid Cap Growth Fund, and Fidelity Mid Cap Value Fund

(formerly Fidelity Structured Large Cap Growth Fund, Fidelity Structured Large Cap Value Fund, Fidelity Structured Mid Cap Growth Fund, and Fidelity Structured Mid Cap Value Fund)

March 31, 2006
Prospectus

Effective January 28, 2007, each fund will be comprised of multiple classes of shares. References to each fund are deemed to include class where applicable. The features and policies related to your shares will not change.

At its July 2006 meeting, the Board of Trustees of Fidelity® Large Cap Growth Fund and Fidelity Large Cap Value Fund approved removal of the redemption fee on shares held less than 30 days effective no later than September 1, 2006. The redemption fee will not be imposed on any shares redeemed from accounts held directly with Fidelity beginning July 24, 2006. If you redeem fund shares through an intermediary prior to September 1, 2006, you should contact your intermediary for more information on whether the redemption fee will be imposed on the shares you redeem.

LMC-07-01 January 28, 2007
1.766529.115

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section beginning on page 7.

Large Cap Growth
Calendar Years	2002	2003	2004	2005	2006
	-29.08%	26.69%	13.75%	13.04%	5.67%



During the periods shown in the chart for Large Cap Growth:	Returns	Quarter ended
Highest Quarter Return	 14.47%	June 30, 2003
Lowest Quarter Return	 -6.42%	June 30, 2006
Large Cap Value
Calendar Years	2002	2003	2004	2005	2006
	-17.16%	25.95%	17.73%	11.21%	17.11%



During the periods shown in the chart for Large Cap Value:	Returns	Quarter ended
Highest Quarter Return	 15.35%	June 30, 2003
Lowest Quarter Return	 -5.57%	March 31, 2003
Mid Cap Growth
Calendar Years	2002	2003	2004	2005	2006
	-30.49%	40.60%	16.23%	13.56%	7.94%



During the periods shown in the chart for Mid Cap Growth:	Returns	Quarter ended
Highest Quarter Return	 18.41%	June 30, 2003
Lowest Quarter Return	 -6.63%	June 30, 2006
Mid Cap Value
Calendar Years	2002	2003	2004	2005	2006
	-13.52%	33.49%	21.87%	13.68%	14.50%



During the periods shown in the chart for Mid Cap Value:	Returns	Quarter ended
Highest Quarter Return	 15.74%	June 30, 2003
Lowest Quarter Return	 -3.41%	March 31, 2003

The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section beginning on page 9.

For the periods ended December 31, 2006	Past 1 year	Past 5 years	Life of fundA
Large Cap Growth
Return Before Taxes	 5.67	 4.07	 4.04
Return After Taxes on Distributions	 5.07	 3.85	 3.84
Return After Taxes on Distributions and Sale of Fund Shares	 3.92	 3.41	 3.40
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	 9.07	 2.69	 2.59
Large Cap Value
Return Before Taxes	 17.11%	 9.85%	 10.19%
Return After Taxes on Distributions	 16.39%	 9.40%	 9.73%
Return After Taxes on Distributions and Sale of Fund Shares	 11.47%	 8.38%	 8.68%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	 22.25%	 10.86%	 11.04%
Mid Cap Growth
Return Before Taxes	 7.94%	 6.84%	 7.81%
Return After Taxes on Distributions	 7.59%	 6.64%	 7.60%
Return After Taxes on Distributions and Sale of Fund Shares	 5.30%	 5.87%	 6.72%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	 10.66%	 8.22%	 9.16%
Mid Cap Value
Return Before Taxes	 14.50%	 12.86%	 13.81%
Return After Taxes on Distributions	 13.68%	 12.14%	 13.09%
Return After Taxes on Distributions and Sale of Fund Shares	 9.88%	 10.98%	 11.84%
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	 20.22%	 15.88%	 16.64%

A From November 15, 2001.

Supplement to the

Fidelity® Large Cap Growth Fund,
(formerly Fidelity Structured Large Cap Growth Fund)

Fidelity Large Cap Value Fund
(formerly Fidelity Structured Large Cap Value Fund)

Fidelity Mid Cap Growth Fund
(formerly Fidelity Structured Mid Cap Growth Fund)

and Fidelity Mid Cap Value Fund
(formerly Fidelity Structured Mid Cap Value Fund)

Funds of Fidelity Devonshire Trust

STATEMENT OF ADDITIONAL INFORMATION

March 31, 2006

Effective January 28, 2007, each fund will be comprised of multiple classes of shares. References to each fund are deemed to include class where applicable. The features and policies related to your shares will not change.

LMCB-07-01 January 28, 2007
1.774031.108